Annual Total Returns - INVESTOR CLASS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MARSICO FOCUS FUND
Prospectus [Line Items]
Annual Return [Percent]	40.68%	45.23%	(33.26%)	20.04%	50.09%	32.27%	0.48%	33.99%	(6.85%)	1.43%
MARSICO GROWTH FUND
Prospectus [Line Items]
Annual Return [Percent]	36.79%	47.45%	(36.44%)	15.11%	57.11%	33.09%	(0.84%)	31.11%	(5.08%)	0.83%
MARSICO MIDCAP GROWTH FOCUS FUND
Prospectus [Line Items]
Annual Return [Percent]	36.27%	21.71%	(31.84%)	11.92%	45.33%	29.87%	1.84%	30.05%	(1.85%)	0.23%
MARSICO INTERNATIONAL OPPORTUNITIES FUND
Prospectus [Line Items]
Annual Return [Percent]	32.98%	17.96%	(23.71%)	4.91%	20.60%	31.33%	(18.06%)	44.09%	(10.57%)	3.56%
MARSICO GLOBAL FUND
Prospectus [Line Items]
Annual Return [Percent]	38.20%	35.38%	(34.51%)	10.84%	42.30%	27.18%	(4.48%)	40.24%	(6.01%)	2.78%